Current And Future Changes In Accounting Policies (Narrative) (Details) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure of initial application of standards or interpretations [line items]
Deferred tax assets	$ 4,719	$ 3,951
Retained earnings	69,316	73,008
Accumulated other comprehensive income (loss)	$ 6,015	2,750
IFRS 17 [member] | Increase (decrease) due to changes in accounting policy required by IFRS [member]
Disclosure of initial application of standards or interpretations [line items]
Accumulated other comprehensive income (loss)		$ 10
IFRS 17 [member] | Transition adjustment [member]
Disclosure of initial application of standards or interpretations [line items]
Deferred tax assets			$ (60)
Retained earnings			$ 112